Related party transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

	June 30, 2024	June 30, 2025
	S$’000	S$’000
Nature of transactions
Director/Shareholder	$	$
- Reimbursement fund for expenses paid on behalf of the Company	136	12
- Other expenses paid on behalf by Joyce Lee Jue Hui	(159)	(10)
- Loan advance to the Company	(620)	(730)
- Repayment of loan	125	200

	For the years ended December 31,
Nature of transactions	2022	2023	2024
	S$’000	S$’000	S$’000
Director/Shareholder
- Reimbursement fund for expenses paid on behalf of the Company*	2,778	3,898	279
- Coach fee and salary paid on behalf by Joyce Lee Jue Hui*	(1,612)	(2,518)	-
- Other expenses paid on behalf by Joyce Lee Jue Hui	(226)	(709)	(279)
- Dividend payout to Joyce Lee Jue Hui	(1,449)	(1,236)	-
- Loan advance to the Company	-	-	(1,254)
- Repayment of loan	-	-	125

*	Historically, Ms. Lee made salary payments, coaches’ fees, independent contractor fees and company expenses directly to minimize bank transaction fees. The Company transferred the funds to Ms. Lee and Ms. Lee paid these amounts directly. The Company ceased this practice from December 2023 for payment of coach fee and salary paid on behalf by Joyce Lee Jui Hui.